6. Related Party Transactions (Sept. 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 27, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts payable - related parties	$ 15,539		$ 15,539			$ 196,302	$ 120,000
Due to related parties	157,811		157,811			515,811	458,277
Accrued interest	105,523		105,523			85,394	50,322
Sponsorships - related parties	20,000	$ 0	101,000	$ 0
Note receivable - related party	75,000		75,000			0	$ 0
Private Company [Member]
Sponsorships - related parties			81,000
Proceeds from sponsorship			6,000
Note receivable - related party	$ 75,000		$ 75,000
Note receivable, interest rate			8.00%
Note receivable, maturity date			Oct. 31, 2018
Warrants received	24,999		24,999
Other Related Party [Member]
Asset transferred for cancelled stock, stock cancelled					833,333
Stock issued for racecars, stock issued			333,333
Stock issued for racecars, value			$ 50,000
Consulting Agreement [Member] | CEO and Majority Shareholder [Member]
Accounts payable - related parties	$ 15,000		15,000			180,000
Consulting to related parties	15,000	$ 15,000	45,000	$ 45,000
Accrued fees converted into shares of stock, value	$ 210,000
Accrued fees converted into shares of stock, shares	2,100,000
Line of Credit [Member] | CEO and Majority Shareholder [Member]
Accrued fees converted into shares of stock, value			$ 200,000
Accrued fees converted into shares of stock, shares			2,000,000
Line of credit issuance date			Oct. 01, 2009
Line of credit maximum amount	$ 600,000		$ 600,000
Line of credit interest rate			8.00%
Due to related parties	108,164		$ 108,164			183,164
Accrued interest	26,816		26,816			18,354
Line of Credit 2 [Member] | CEO and Majority Shareholder [Member]
Accrued fees converted into shares of stock, value			$ 200,000
Accrued fees converted into shares of stock, shares			2,000,000
Line of credit issuance date			Aug. 05, 2013
Line of credit maximum amount	500,000		$ 500,000
Due to related parties	49,647		49,647			332,647
Accrued interest	$ 78,707		$ 78,707			$ 67,040